UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2024

Date of reporting period:	August 1, 2023 – January 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam INVESTMENTS
A Franklin Templeton Company

Putnam Research Fund

Semiannual report
1 | 31 | 24

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund's shareholder reports will be mailed to you beginning in July 2024.

Blend funds invest opportunistically in a variety of stocks, such as growth stocks and value stocks.

FUND SYMBOL
CLASS A
PNRAX

Putnam
Research
Fund

Semiannual report
1 | 31 | 24

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Important notice regarding Putnam’s privacy policy	6
Financial statements	7
Shareholder meeting results	38

Message from the Trustees

March 8, 2024

Dear Fellow Shareholder:

We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments. With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

We are also excited to welcome Jane E. Trust as an interested trustee to your Board of Trustees. Ms. Trust contributes over 30 years of investment management experience to The Putnam Funds, and has served as Senior Vice President, Fund Board Management, at Franklin Templeton since 2020.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced professionals. Your investment team is exploring new and attractive opportunities for your fund while monitoring changing market conditions.

Thank you for investing with Putnam.

Allocations are shown as a percentage of the fund’s net assets as of 1/31/24. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time. Due to rounding, percentages may not equal 100%.

2 Research Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class R	Class R6	Class Y
Total annual operating expenses for the
fiscal year ended 7/31/23	1.04%	1.79%	1.79%	1.29%	0.68%	0.79%
Annualized expense ratio for the
six-month period ended 1/31/24	1.02%	1.77%	1.77%	1.27%	0.67%	0.77%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 8/1/23 to 1/31/24. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$5.35	$9.27	$9.27	$6.66	$3.52	$4.04
Ending value (after expenses)	$1,086.70	$1,082.60	$1,082.50	$1,085.30	$1,088.60	$1,088.00

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184); and then dividing that result by the number of days in the year (366).

Research Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 1/31/24, use the following calculation method. To find the value of your investment on 8/1/23, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$5.18	$8.97	$8.97	$6.44	$3.40	$3.91
Ending value (after expenses)	$1,020.01	$1,016.24	$1,016.24	$1,018.75	$1,021.77	$1,021.27

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (184); and then dividing that result by the number of days in the year (366).

4 Research Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, your fund’s manager sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Research Fund 5

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

6 Research Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Research Fund 7

The fund’s portfolio 1/31/24 (Unaudited)

COMMON STOCKS (98.6%)*	Shares	Value
Aerospace and defense (1.2%)
Boeing Co. (The) †	2,811	$593,233
Howmet Aerospace, Inc.	22,514	1,266,638
Northrop Grumman Corp.	5,673	2,534,469
RTX Corp.	15,968	1,455,004
		5,849,344
Air freight and logistics (0.8%)
FedEx Corp.	15,870	3,829,272
		3,829,272
Automobiles (1.2%)
General Motors Co.	17,240	668,912
Tesla, Inc. †	27,450	5,141,111
		5,810,023
Banks (2.2%)
Bank of America Corp.	113,042	3,844,558
Citigroup, Inc.	126,837	7,124,434
		10,968,992
Beverages (2.3%)
Coca-Cola Co. (The)	84,137	5,005,310
PepsiCo, Inc.	38,361	6,464,979
		11,470,289
Biotechnology (2.3%)
AbbVie, Inc.	40,341	6,632,060
Ascendis Pharma A/S ADR (Denmark) †	13,925	1,809,275
Biogen, Inc. †	4,674	1,152,889
Regeneron Pharmaceuticals, Inc. †	1,610	1,517,876
		11,112,100
Broadline retail (4.0%)
Amazon.com, Inc. †	125,803	19,524,626
		19,524,626
Building products (0.3%)
Johnson Controls International PLC	28,731	1,513,836
		1,513,836
Capital markets (3.2%)
Charles Schwab Corp. (The)	64,034	4,029,019
Goldman Sachs Group, Inc. (The)	13,349	5,126,149
KKR & Co., Inc.	29,849	2,584,326
Quilter PLC (United Kingdom)	853,979	1,132,722
S&P Global, Inc.	6,537	2,930,864
		15,803,080
Chemicals (1.7%)
Corteva, Inc.	30,525	1,388,277
DuPont de Nemours, Inc.	21,978	1,358,240
Eastman Chemical Co.	13,200	1,102,860
Linde PLC	1,970	797,515
PPG Industries, Inc.	9,740	1,373,730
Sherwin-Williams Co. (The)	7,832	2,383,904
		8,404,526

8 Research Fund

COMMON STOCKS (98.6%)* cont.	Shares	Value
Construction materials (0.4%)
CRH PLC (Ireland)	25,054	$1,797,875
		1,797,875
Consumer finance (0.3%)
Capital One Financial Corp.	11,483	1,553,880
		1,553,880
Consumer staples distribution and retail (2.1%)
BJ’s Wholesale Club Holdings, Inc. †	10,795	694,550
Costco Wholesale Corp.	3,906	2,714,201
Target Corp.	12,914	1,796,079
Walmart, Inc.	29,790	4,922,798
		10,127,628
Containers and packaging (0.7%)
Avery Dennison Corp.	5,514	1,099,767
Ball Corp.	23,468	1,301,301
Berry Global Group, Inc.	12,817	839,001
		3,240,069
Electric utilities (2.2%)
Exelon Corp.	51,571	1,795,186
NextEra Energy, Inc.	37,985	2,227,061
NRG Energy, Inc.	82,834	4,393,515
PG&E Corp.	86,862	1,465,362
PPL Corp.	25,576	670,091
		10,551,215
Electronic equipment, instruments, and components (0.5%)
Vontier Corp.	64,969	2,247,278
		2,247,278
Energy equipment and services (0.3%)
Diamond Offshore Drilling, Inc. †	114,463	1,396,449
		1,396,449
Entertainment (0.9%)
Netflix, Inc. †	4,776	2,694,189
Walt Disney Co. (The)	19,475	1,870,574
		4,564,763
Financial services (4.4%)
Apollo Global Management, Inc.	46,678	4,686,471
Berkshire Hathaway, Inc. Class B †	8,460	3,246,440
Mastercard, Inc. Class A	19,683	8,842,194
Visa, Inc. Class A	16,964	4,635,583
		21,410,688
Food products (0.2%)
General Mills, Inc.	18,858	1,224,073
		1,224,073
Ground transportation (1.2%)
Canadian Pacific Kansas City, Ltd. (Canada)	23,053	1,855,075
Hertz Global Holdings, Inc. † S	106,339	887,931
Union Pacific Corp.	12,558	3,063,273
		5,806,279

Research Fund 9

COMMON STOCKS (98.6%)* cont.	Shares	Value
Health care equipment and supplies (2.3%)
Abbott Laboratories	13,788	$1,560,112
Boston Scientific Corp. †	48,183	3,048,057
Dexcom, Inc. †	11,345	1,376,716
Intuitive Surgical, Inc. †	7,226	2,733,018
Medtronic PLC	8,531	746,804
Stryker Corp.	4,780	1,603,594
		11,068,301
Health care providers and services (3.5%)
Cigna Group (The)	3,289	989,825
Elevance Health, Inc.	1,419	700,191
Humana, Inc.	7,355	2,780,631
McKesson Corp.	8,578	4,288,057
UnitedHealth Group, Inc.	16,881	8,638,683
		17,397,387
Hotels, restaurants, and leisure (1.9%)
Booking Holdings, Inc. †	1,098	3,851,202
Chipotle Mexican Grill, Inc. †	1,153	2,777,312
Hilton Worldwide Holdings, Inc.	12,912	2,465,676
		9,094,190
Household durables (1.1%)
PulteGroup, Inc.	49,337	5,158,676
		5,158,676
Household products (1.6%)
Procter & Gamble Co. (The)	49,248	7,738,831
		7,738,831
Industrial conglomerates (0.8%)
General Electric Co.	7,640	1,011,689
Honeywell International, Inc.	13,886	2,808,582
		3,820,271
Insurance (2.9%)
AIA Group, Ltd. (Hong Kong)	453,800	3,528,547
Assured Guaranty, Ltd.	74,044	6,007,190
AXA SA (France)	94,917	3,195,523
Prudential PLC (United Kingdom)	157,983	1,627,802
		14,359,062
Interactive media and services (6.3%)
Alphabet, Inc. Class A †	136,432	19,114,123
Meta Platforms, Inc. Class A †	30,614	11,943,746
		31,057,869
Life sciences tools and services (1.5%)
Bio-Rad Laboratories, Inc. Class A †	3,371	1,081,720
Danaher Corp.	10,434	2,503,221
Mettler-Toledo International, Inc. †	499	597,398
Thermo Fisher Scientific, Inc.	5,942	3,202,619
		7,384,958
Machinery (1.7%)
Fortive Corp.	31,092	2,430,773
Ingersoll Rand, Inc.	26,808	2,140,887
Otis Worldwide Corp.	44,462	3,932,219
		8,503,879

10 Research Fund

COMMON STOCKS (98.6%)* cont.	Shares	Value
Media (0.4%)
Charter Communications, Inc. Class A † S	5,571	$2,065,225
		2,065,225
Metals and mining (0.6%)
Agnico-Eagle Mines, Ltd. (Canada)	28,740	1,412,577
Anglo American PLC (London Exchange) (United Kingdom)	21,046	499,540
Glencore PLC (United Kingdom)	170,357	906,469
		2,818,586
Multi-utilities (0.4%)
Ameren Corp.	14,401	1,001,878
CenterPoint Energy, Inc.	17,812	497,667
CMS Energy Corp.	8,517	486,832
		1,986,377
Office REITs (0.2%)
Vornado Realty Trust R S	43,471	1,181,976
		1,181,976
Oil, gas, and consumable fuels (3.6%)
BP PLC (United Kingdom)	230,161	1,348,092
Cenovus Energy, Inc. (Canada)	172,909	2,801,115
ConocoPhillips	25,676	2,872,374
Exxon Mobil Corp.	83,708	8,606,019
Shell PLC (United Kingdom)	70,108	2,176,641
		17,804,241
Passenger airlines (0.3%)
Southwest Airlines Co.	42,471	1,269,458
		1,269,458
Personal care products (0.3%)
Kenvue, Inc.	62,682	1,301,278
		1,301,278
Pharmaceuticals (3.5%)
4Front Ventures Corp. †	1,724,209	196,387
Eli Lilly and Co.	8,841	5,707,838
Innoviva, Inc. †	149,356	2,419,567
Johnson & Johnson	19,862	3,156,072
Merck & Co., Inc.	38,300	4,625,874
Zoetis, Inc.	6,159	1,156,722
		17,262,460
Semiconductors and semiconductor equipment (8.8%)
Advanced Micro Devices, Inc. †	43,611	7,313,129
Broadcom, Inc.	9,415	11,109,700
NVIDIA Corp.	28,492	17,530,273
Qualcomm, Inc.	49,696	7,380,353
		43,333,455
Software (14.3%)
Adobe, Inc. †	7,939	4,904,555
Fair Isaac Corp. †	1,981	2,374,882
Microsoft Corp.	101,087	40,190,169
Oracle Corp.	109,084	12,184,683
Salesforce, Inc. †	37,855	10,640,662
		70,294,951

Research Fund 11

COMMON STOCKS (98.6%)* cont.	Shares	Value
Specialized REITs (0.7%)
American Tower Corp. R	2,720	$532,168
Gaming and Leisure Properties, Inc. R	64,907	2,963,004
		3,495,172
Specialty retail (2.3%)
CarMax, Inc. † S	14,639	1,042,004
Home Depot, Inc. (The)	22,683	8,006,192
O’Reilly Automotive, Inc. †	1,000	1,023,050
TJX Cos., Inc. (The)	10,179	966,089
Warby Parker, Inc. Class A †	11,698	149,150
		11,186,485
Technology hardware, storage, and peripherals (5.4%)
Apple, Inc.	114,491	21,112,140
Seagate Technology Holdings PLC	62,917	5,390,729
		26,502,869
Textiles, apparel, and luxury goods (0.6%)
Levi Strauss & Co. Class A	26,003	423,329
Lululemon Athletica, Inc. (Canada) †	1,598	725,204
Nike, Inc. Class B	14,469	1,469,038
On Holding AG Class A (Switzerland) † S	9,615	255,374
		2,872,945
Trading companies and distributors (0.4%)
United Rentals, Inc.	3,448	2,156,379
		2,156,379
Wireless telecommunication services (0.8%)
T-Mobile US, Inc.	25,821	4,163,122
		4,163,122
Total common stocks (cost $286,623,419)		$483,484,688

PURCHASED OPTIONS OUTSTANDING (0.1%)* Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
Citibank, N.A.
Oracle Corp. (Call)	Jan-25/$140.00	$14,203,214	$127,155	$517,745
UBS AG
BP PLC (Call)	Jun-24/45.00	837,240	23,853	2,186
Hertz Global Holdings, Inc. (Call)	Jun-24/25.00	364,002	43,593	786
Total purchased options outstanding (cost $515,630)				$520,717

SHORT-TERM INVESTMENTS (2.4%)*		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 5.52% [d]	Shares	5,353,800	$5,353,800
Putnam Short Term Investment Fund Class P 5.47% L	Shares	5,530,922	5,530,922
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30% P	Shares	220,000	220,000
U.S. Treasury Bills 5.443%, 2/22/24 # ∆		$700,000	697,852
Total short-term investments (cost $11,802,564)			$11,802,574

TOTAL INVESTMENTS
Total investments (cost $298,941,613)	$495,807,979

12 Research Fund

Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2023 through January 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $490,453,356.
†	This security is non-income-producing.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $96,690 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $70,773 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
[d]	Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
S	Security on loan, in part or in entirety, at the close of the reporting period (Note 1).
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 1/31/24 (aggregate face value $24,234,806) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	British Pound	Sell	3/20/24	$6,476,139	$6,440,366	$(35,773)
	Canadian Dollar	Sell	4/17/24	475,310	478,640	3,330
	Danish Krone	Sell	3/20/24	1,165,500	1,165,344	(156)
Barclays Bank PLC
	Euro	Sell	3/20/24	1,004,882	1,006,590	1,708
Citibank, N.A.
	Canadian Dollar	Sell	4/17/24	1,624,944	1,636,214	11,270
	Euro	Sell	3/20/24	1,464,443	1,466,774	2,331
HSBC Bank USA, National Association
	Hong Kong Dollar	Sell	2/21/24	2,562,118	2,562,561	443
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	4/17/24	1,944,870	1,958,292	13,422
Morgan Stanley & Co. International PLC
	Euro	Sell	3/20/24	557,666	558,505	839

Research Fund 13

FORWARD CURRENCY CONTRACTS at 1/31/24 (aggregate face value $24,234,806) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
NatWest Markets PLC
	Danish Krone	Sell	3/20/24	$925,171	$928,908	$3,737
State Street Bank and Trust Co.
	British Pound	Buy	3/20/24	549,704	560,974	(11,270)
	Canadian Dollar	Sell	4/17/24	1,306,209	1,315,497	9,288
	Hong Kong Dollar	Sell	2/21/24	947,524	947,982	458
UBS AG
	Canadian Dollar	Sell	4/17/24	1,047,558	1,054,823	7,265
	Euro	Sell	3/20/24	887,826	889,337	1,511
WestPac Banking Corp.
	British Pound	Sell	3/20/24	1,271,064	1,263,999	(7,065)
Unrealized appreciation						55,602
Unrealized (depreciation)						(54,264)
Total						$1,338
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 1/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	3	$726,848	$730,575	Mar-24	$(93)
Unrealized appreciation					—
Unrealized (depreciation)					(93)
Total					$(93)

WRITTEN OPTIONS OUTSTANDING at 1/31/24 (premiums $294,797) (Unaudited)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
Citibank, N.A.
Oracle Corp. (Call)	Jan-25/$150.00	$14,203,214	$127,155	$318,195
UBS AG
BP PLC (Call)	Jun-24/50.00	837,240	23,853	789
Hertz Global Holdings, Inc. (Call)	Jun-24/30.00	364,002	43,593	286
Total				$319,270

14 Research Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$41,850,979	$—	$—
Consumer discretionary	53,646,945	—	—
Consumer staples	31,862,099	—	—
Energy	15,675,957	3,524,733	—
Financials	54,611,108	9,484,594	—
Health care	64,225,206	—	—
Industrials	32,748,718	—	—
Information technology	142,378,553	—	—
Materials	14,855,047	1,406,009	—
Real estate	4,677,148	—	—
Utilities	12,537,592	—	—
Total common stocks	469,069,352	14,415,336	—
Purchased options outstanding	—	520,717	—
Short-term investments	220,000	11,582,574	—
Totals by level	$469,289,352	$26,518,627	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$1,338	$—
Futures contracts	(93)	—	—
Written options outstanding	—	(319,270)	—
Totals by level	$(93)	$(317,932)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

Research Fund 15

Statement of assets and liabilities 1/31/24 (Unaudited)

ASSETS
Investment in securities, at value, including $5,063,706 of securities on loan (Notes 1 and 8):
Unaffiliated issuers (identified cost $288,056,891)	$484,923,257
Affiliated issuers (identified cost $10,884,722) (Note 5)	10,884,722
Foreign currency (cost $10) (Note 1)	9
Dividends, interest and other receivables	270,749
Receivable for shares of the fund sold	275,819
Receivable for investments sold	3,373,508
Unrealized appreciation on forward currency contracts (Note 1)	55,602
Prepaid assets	48,014
Total assets	499,831,680

LIABILITIES
Payable for investments purchased	2,292,554
Payable for shares of the fund repurchased	530,217
Payable for compensation of Manager (Note 2)	224,110
Payable for custodian fees (Note 2)	11,138
Payable for investor servicing fees (Note 2)	116,030
Payable for Trustee compensation and expenses (Note 2)	87,758
Payable for administrative services (Note 2)	6,700
Payable for distribution fees (Note 2)	93,245
Payable for variation margin on futures contracts (Note 1)	93
Unrealized depreciation on forward currency contracts (Note 1)	54,264
Written options outstanding, at value (premiums $294,797) (Note 1)	319,270
Collateral on securities loaned, at value (Note 1)	5,353,800
Collateral on certain derivative contracts, at value (Notes 1 and 8)	220,000
Other accrued expenses	69,145
Total liabilities	9,378,324

Net assets	$490,453,356

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$286,410,118
Total distributable earnings (Note 1)	204,043,238
Total — Representing net assets applicable to capital shares outstanding	$490,453,356

(Continued on next page)

16 Research Fund

Statement of assets and liabilities cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($396,585,301 divided by 8,633,244 shares)	$45.94
Offering price per class A share (100/94.25 of $45.94)*	$48.74
Net asset value and offering price per class B share ($821,787 divided by 20,224 shares)**	$40.63
Net asset value and offering price per class C share ($10,818,662 divided by 267,727 shares)**	$40.41
Net asset value, offering price and redemption price per class R share
($1,118,853 divided by 24,836 shares)	$45.05
Net asset value, offering price and redemption price per class R6 share
($26,336,471 divided by 562,453 shares)	$46.82
Net asset value, offering price and redemption price per class Y share
($54,772,282 divided by 1,176,882 shares)	$46.54

*On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Research Fund 17

Statement of operations Six months ended 1/31/24 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign tax of $11,303)	$3,249,258
Interest (including interest income of $239,725 from investments in affiliated issuers) (Note 5)	259,257
Securities lending (net of expenses) (Notes 1 and 5)	12,031
Total investment income	3,520,546

EXPENSES
Compensation of Manager (Note 2)	1,289,259
Investor servicing fees (Note 2)	344,080
Custodian fees (Note 2)	17,501
Trustee compensation and expenses (Note 2)	10,377
Distribution fees (Note 2)	528,521
Administrative services (Note 2)	9,744
Other	129,969
Total expenses	2,329,451
Expense reduction (Note 2)	(8,680)
Net expenses	2,320,771

Net investment income	1,199,775

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	11,371,935
Foreign currency transactions (Note 1)	(4,695)
Forward currency contracts (Note 1)	44,979
Futures contracts (Note 1)	(255,597)
Written options (Note 1)	13,113
Net increase from payments by affiliates (Note 2)	1,057
Total net realized gain	11,170,792
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	26,932,228
Assets and liabilities in foreign currencies	2,216
Forward currency contracts	445,347
Futures contracts	(52,547)
Written options	(13,469)
Total change in net unrealized appreciation	27,313,775

Net gain on investments	38,484,567

Net increase in net assets resulting from operations	$39,684,342

The accompanying notes are an integral part of these financial statements.

18 Research Fund

Statement of changes in net assets

INCREASE IN NET ASSETS	Six months ended 1/31/24*	Year ended 7/31/23
Operations
Net investment income	$1,199,775	$2,227,403
Net realized gain (loss) on investments
and foreign currency transactions	11,170,792	(831,995)
Change in net unrealized appreciation of investments
and assets and liabilities in foreign currencies	27,313,775	57,745,411
Net increase in net assets resulting from operations	39,684,342	59,140,819
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,100,924)	(3,408,769)
Class B	—	(1,861)
Class C	—	(39,133)
Class R	(297)	(9,231)
Class R6	(151,279)	(296,304)
Class Y	(343,042)	(698,743)
Net realized short-term gain on investments
Class A	—	(531,421)
Class B	—	(3,395)
Class C	—	(19,381)
Class R	—	(1,817)
Class R6	—	(33,783)
Class Y	—	(87,382)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	(23,247,618)
Class B	—	(148,512)
Class C	—	(847,859)
Class R	—	(79,474)
Class R6	—	(1,477,894)
Class Y	—	(3,822,627)
Increase (decrease) from capital share transactions (Note 4)	(26,252,083)	12,229,603
Total increase in net assets	11,836,717	36,615,218
NET ASSETS
Beginning of period	478,616,639	442,001,421
End of period	$490,453,356	$478,616,639

*Unaudited.

The accompanying notes are an integral part of these financial statements.

Research Fund 19

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)
Class A
January 31, 2024**	$42.40	.10	3.57	3.67	(.13)	—	(.13)	$45.94	8.67*	$396,585	.51*	.24*	16*
July 31, 2023	40.54	.19	4.97	5.16	(.41)	(2.89)	(3.30)	42.40	14.24	379,121	1.04	.49	35
July 31, 2022	46.80	.15	(2.87)	(2.72)	—[d]	(3.54)	(3.54)	40.54	(6.55)	341,880	1.02[e]	.33	46
July 31, 2021	35.33	.12	12.16	12.28	(.25)	(.56)	(.81)	46.80	35.18	388,700	1.03	.29	54
July 31, 2020	33.64	.22	3.94	4.16	(.34)	(2.13)	(2.47)	35.33	12.92	297,393	1.08	.67	90
July 31, 2019	35.35	.23	2.23	2.46	(.12)	(4.05)	(4.17)	33.64	8.65	270,420	1.10	.72	86
Class B
January 31, 2024**	$37.53	(.05)	3.15	3.10	—	—	—	$40.63	8.26*	$822	.89*	(.12)*	16*
July 31, 2023	36.14	(.08)	4.40	4.32	(.04)	(2.89)	(2.93)	37.53	13.38	1,141	1.79	(.24)	35
July 31, 2022	42.39	(.17)	(2.54)	(2.71)	—	(3.54)	(3.54)	36.14	(7.25)	2,222	1.77[e]	(.43)	46
July 31, 2021	32.10	(.17)	11.03	10.86	(.01)	(.56)	(.57)	42.39	34.16	4,007	1.78	(.45)	54
July 31, 2020	30.75	(.02)	3.57	3.55	(.07)	(2.13)	(2.20)	32.10	12.07	4,491	1.83	(.06)	90
July 31, 2019	32.79	—[d]	2.01	2.01	—	(4.05)	(4.05)	30.75	7.85	5,582	1.85	(.01)	86
Class C
January 31, 2024**	$37.33	(.05)	3.13	3.08	—	—	—	$40.41	8.25*	$10,819	.89*	(.14)*	16*
July 31, 2023	36.06	(.09)	4.38	4.29	(.13)	(2.89)	(3.02)	37.33	13.39	10,630	1.79	(.25)	35
July 31, 2022	42.30	(.16)	(2.54)	(2.70)	—	(3.54)	(3.54)	36.06	(7.24)	11,460	1.77[e]	(.42)	46
July 31, 2021	32.04	(.17)	11.00	10.83	(.01)	(.56)	(.57)	42.30	34.13	13,750	1.78	(.46)	54
July 31, 2020	30.72	(.02)	3.58	3.56	(.11)	(2.13)	(2.24)	32.04	12.13	11,234	1.83	(.08)	90
July 31, 2019	32.77	(.01)	2.01	2.00	—	(4.05)	(4.05)	30.72	7.82	10,106	1.85	(.03)	86
Class R
January 31, 2024**	$41.52	.05	3.49	3.54	(.01)	—	(.01)	$45.05	8.53*	$1,119	.64*	.12*	16*
July 31, 2023	39.77	.09	4.87	4.96	(.32)	(2.89)	(3.21)	41.52	13.94	1,111	1.29	.23	35
July 31, 2022	46.07	.04	(2.80)	(2.76)	—	(3.54)	(3.54)	39.77	(6.76)	1,122	1.27[e]	.09	46
July 31, 2021	34.81	.02	11.96	11.98	(.16)	(.56)	(.72)	46.07	34.80	906	1.28	.05	54
July 31, 2020	33.17	.14	3.88	4.02	(.25)	(2.13)	(2.38)	34.81	12.66	1,061	1.33	.44	90
July 31, 2019	34.88	.15	2.20	2.35	(.01)	(4.05)	(4.06)	33.17	8.40	1,257	1.35	.46	86
Class R6
January 31, 2024**	$43.27	.18	3.64	3.82	(.27)	—	(.27)	$46.82	8.86*	$26,336	.34*	.42*	16*
July 31, 2023	41.32	.33	5.08	5.41	(.57)	(2.89)	(3.46)	43.27	14.65	25,843.68		.85	35
July 31, 2022	47.63	.31	(2.91)	(2.60)	(.17)	(3.54)	(3.71)	41.32	(6.22)	22,074	.67[e]	.69	46
July 31, 2021	35.94	.27	12.36	12.63	(.38)	(.56)	(.94)	47.63	35.65	24,078.66		.65	54
July 31, 2020	34.17	.35	4.01	4.36	(.46)	(2.13)	(2.59)	35.94	13.39	15,440.69		1.05	90
July 31, 2019	35.86	.37	2.25	2.62	(.26)	(4.05)	(4.31)	34.17	9.08	10,999.70		1.13	86

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

20 Research Fund	Research Fund 21

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)
Class Y
January 31, 2024**	$43.00	.17	3.60	3.77	(.23)	—	(.23)	$46.54	8.80*	$54,772	.39*	.39*	16*
July 31, 2023	41.07	.29	5.05	5.34	(.52)	(2.89)	(3.41)	43.00	14.54	60,771.79		.75	35
July 31, 2022	47.37	.26	(2.90)	(2.64)	(.12)	(3.54)	(3.66)	41.07	(6.32)	63,244	.77[e]	.60	46
July 31, 2021	35.74	.23	12.28	12.51	(.32)	(.56)	(.88)	47.37	35.49	58,216.78		.54	54
July 31, 2020	34.00	.30	3.99	4.29	(.42)	(2.13)	(2.55)	35.74	13.23	41,773.83		.91	90
July 31, 2019	35.71	.32	2.24	2.56	(.22)	(4.05)	(4.27)	34.00	8.93	32,115.85		.97	86

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Amount represents less than $0.01 per share.

e Includes one-time proxy cost of 0.01%.

The accompanying notes are an integral part of these financial statements.

22 Research Fund	Research Fund 23

Notes to financial statements 1/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from August 1, 2023 through January 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PAC	The Putnam Advisory Company, LLC, an affiliate of Putnam Management
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Research Fund (the fund) is a diversified series of Putnam Investment Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek capital appreciation. The fund invests mainly in common stocks (growth or value stocks or both) of large U.S. companies that Putnam Management believes have favorable investment potential. For example, the fund may purchase stocks of companies with stock prices that reflect a value lower than that which Putnam Management places on the company. Putnam Management may also consider other factors it believes will cause the stock price to rise. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 5.75%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class R†	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

24 Research Fund

Under the Trust’s Amended and Restated Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Research Fund 25

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to gain exposure to securities and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the

26 Research Fund

premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract. Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $41,188 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $70,773 and may include amounts related to unsettled agreements.

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Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, if any, is net of expenses and is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $5,353,800 and the value of securities loaned amounted to $5,063,706.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At July 31, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$728,408	$—	$728,408

28 Research Fund

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $302,971,553, resulting in gross unrealized appreciation and depreciation of $201,817,442 and $9,299,041, respectively, or net unrealized appreciation of $192,518,401.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.710%	of the first $5 billion,	0.510%	of the next $50 billion,
0.660%	of the next $5 billion,	0.490%	of the next $50 billion,
0.610%	of the next $10 billion,	0.480%	of the next $100 billion and
0.560%	of the next $10 billion,	0.475%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.276% of the fund’s average net assets.

Putnam Management has contractually agreed, through November 30, 2024, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

PAC is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management, PIL, and PAC, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management, PIL and PAC became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management, the sub-management contract for the fund between Putnam Management and PIL, and the sub-advisory contract for the fund among Putnam Management, PIL and

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PAC that were in place for the fund before the Transaction. However, Putnam Management, PIL and PAC continue to provide uninterrupted services with respect to the fund pursuant to new investment management, sub-management, and sub-advisory contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024. The terms of the new investment management, sub-management, and sub-advisory contracts are substantially similar to those of the previous investment management, sub-management, and sub-advisory contracts, and the fee rates payable under the new investment management, sub-management, and sub-advisory contracts are the same as the fee rates under the previous investment management, sub-management, and sub-advisory contracts.

Putnam Management voluntarily reimbursed the fund $1,057 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amount had no material impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$285,013	Class R	800
Class B	703	Class R6	6,260
Class C	7,743	Class Y	43,561
		Total	$344,080

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $8,680 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $405, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

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The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$470,123
Class B	1.00%	1.00%	4,636
Class C	1.00%	1.00%	51,125
Class R	1.00%	0.50%	2,637
Total			$528,521

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $18,331 from the sale of class A shares and received no monies and $321 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $63 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$75,651,730	$99,249,346
U.S. government securities (Long-term)	—	—
Total	$75,651,730	$99,249,346

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	284,673	$12,122,754	768,786	$29,023,030
Shares issued in connection with
reinvestment of distributions	25,031	1,068,069	735,014	26,313,509
	309,704	13,190,823	1,503,800	55,336,539
Shares repurchased	(618,999)	(26,597,755)	(995,052)	(38,062,510)
Net increase (decrease)	(309,295)	$(13,406,932)	508,748	$17,274,029

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	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	1	$55	94	$3,098
Shares issued in connection with
reinvestment of distributions	—	—	4,790	152,576
	1	55	4,884	155,674
Shares repurchased	(10,167)	(378,172)	(35,965)	(1,213,351)
Net decrease	(10,166)	$(378,117)	(31,081)	$(1,057,677)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	16,959	$625,143	38,868	$1,291,976
Shares issued in connection with
reinvestment of distributions	—	—	28,566	904,964
	16,959	625,143	67,434	2,196,940
Shares repurchased	(34,015)	(1,239,429)	(100,455)	(3,305,138)
Net decrease	(17,056)	$(614,286)	(33,021)	$(1,108,198)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	2,003	$80,056	5,749	$213,447
Shares issued in connection with
reinvestment of distributions	7	297	2,578	90,522
	2,010	80,353	8,327	303,969
Shares repurchased	(3,932)	(155,670)	(9,790)	(358,326)
Net decrease	(1,922)	$(75,317)	(1,463)	$(54,357)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	64,740	$2,771,611	138,546	$5,350,748
Shares issued in connection with
reinvestment of distributions	3,480	151,263	49,588	1,807,981
	68,220	2,922,874	188,134	7,158,729
Shares repurchased	(102,955)	(4,433,526)	(125,133)	(4,911,494)
Net increase (decrease)	(34,735)	$(1,510,652)	63,001	$2,247,235

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	618,618	$26,088,742	288,298	$11,291,818
Shares issued in connection with
reinvestment of distributions	7,892	341,079	126,363	4,580,671
	626,510	26,429,821	414,661	15,872,489
Shares repurchased	(862,996)	(36,696,600)	(541,105)	(20,943,918)
Net decrease	(236,486)	$(10,266,779)	(126,444)	$(5,071,429)

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Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 7/31/23	cost	proceeds	income	of 1/31/24
Short-term investments
Putnam Cash Collateral
Pool, LLC*	$8,137,724	$31,870,779	$34,654,703	$164,540	$5,353,800
Putnam Short Term
Investment Fund
Class P†	8,857,497	48,987,941	52,314,516	239,725	5,530,922
Total Short-term
investments	$16,995,221	$80,858,720	$86,969,219	$404,265	$10,884,722

* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.

† Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$120,000
Written equity option contracts (contract amount)	$120,000
Futures contracts (number of contracts)	8
Forward currency contracts (contract amount)	$26,000,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Foreign exchange
contracts	Receivables	$55,602	Payables	$54,264
			Payables, Net assets —
Equity contracts	Investments	520,717	Unrealized depreciation	319,363*
Total		$576,319		$373,627

* Includes cumulative depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

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The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not
accounted for as			Forward
hedging instruments			currency
under ASC 815	Options	Futures	contracts	Total
Foreign exchange
contracts	$—	$—	$44,979	$44,979
Equity contracts	42,081	(255,597)	—	$(213,516)
Total	$42,081	$(255,597)	$44,979	$(168,537)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not
accounted for as			Forward
hedging instruments			currency
under ASC 815	Options	Futures	contracts	Total
Foreign exchange
contracts	$—	$—	$445,347	$445,347
Equity contracts	(20,278)	(52,547)	—	$(72,825)
Total	$(20,278)	$(52,547)	$445,347	$372,522

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Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	BofA Securities, Inc.	Citibank, N.A.	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
Futures contracts§	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Forward currency contracts#	3,330	1,708	—	13,601	443	13,422	839	3,737	9,746	8,776	—	55,602
Purchased options **#	—	—	—	517,745	—	—	—	—	—	2,972	—	520,717
Total Assets	$3,330	$1,708	$—	$531,346	$443	$13,422	$839	$3,737	$9,746	$11,748	$—	$576,319
Liabilities:
Futures contracts§	—	—	93	—	—	—	—	—	—	—	—	93
Forward currency contracts#	35,929	—	—	—	—	—	—	—	11,270	—	7,065	54,264
Written options #	—	—	—	318,195	—	—	—	—	—	1,075	—	319,270
Total Liabilities	$35,929	$—	$93	$318,195	$—	$—	$—	$—	$11,270	$1,075	$7,065	$373,627
Total Financial and Derivative
Net Assets	$(32,599)	$1,708	$(93)	$213,151	$443	$13,422	$839	$3,737	$(1,524)	$10,673	$(7,065)	$202,692
Total collateral
received (pledged)†##	$(32,599)	$—	$—	$213,151	$—	$—	$—	$—	$—	$—	$—
Net amount	$—	$1,708	$(93)	$—	$443	$13,422	$839	$3,737	$(1,524)	$10,673	$(7,065)
Controlled collateral received
(including TBA commitments)**	$—	$—	$—	$220,000	$—	$—	$—	$—	$—	$—	$—	$220,000
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$(70,773)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(70,773)

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts is represented in the table listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts, which is not included in the table above, amounted to $96,690.

36 Research Fund	Research Fund 37

Shareholder meeting results (Unaudited)

November 17, 2023 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
5,526,298	184,895	272,098

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
5,486,830	210,535	285,927

At the meeting, a new Sub-Advisory Contract for your fund between Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
5,489,498	207,946	285,847

All tabulations are rounded to the nearest whole number.

38 Research Fund

Fund information

Investment Manager	Trustees	Jonathan S. Horwitz
Putnam Investment	Kenneth R. Leibler, Chair	Executive Vice President,
Management, LLC	Barbara M. Baumann, Vice Chair	Principal Executive Officer,
100 Federal Street	Liaquat Ahamed	and Compliance Liaison
Boston, MA 02110	Katinka Domotorffy
	Catharine Bond Hill	Kelley Hunt
Investment Sub-Advisors	Jennifer Williams Murphy	AML Compliance Officer
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Martin Lemaire
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Derivatives Risk Manager
The Putnam Advisory Company, LLC	Mona K. Sutphen
100 Federal Street	Jane E. Trust	Alan G. McCormack
Boston, MA 02110		Vice President and
	Officers	Derivatives Risk Manager
Marketing Services	Robert L. Reynolds
Putnam Retail Management	President, The Putnam Funds	Denere P. Poulack
Limited Partnership		Assistant Vice President,
100 Federal Street	Kevin R. Blatchford	Assistant Clerk, and
Boston, MA 02110	Vice President and	Assistant Treasurer
Assistant Treasurer
Custodian		Janet C. Smith
State Street Bank	James F. Clark	Vice President,
and Trust Company	Vice President and	Principal Financial Officer,
	Chief Compliance Officer	Principal Accounting Officer,
Legal Counsel		and Assistant Treasurer
Ropes & Gray LLP	Michael J. Higgins
	Vice President, Treasurer,	Stephen J. Tate
	and Clerk	Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam Research Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of the fund’s Quarterly Performance Summary, and the fund’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com or franklintempleton.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

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Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: March 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: March 26, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: March 26, 2024